Parent Company Only Condensed Financial Information - Condensed Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Issuance of Common Stock
Treasury shares (in Shares)	517,454	517,454
Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	29,272,306	29,272,306
Ordinary shares outstanding	28,754,852	28,754,852
Class B ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	6,571,429	6,571,429
Ordinary shares outstanding	6,571,429	6,571,429
Secoo Holding Limited
Issuance of Common Stock
Ordinary shares authorized	150,000,000	150,000,000
Treasury shares (in Shares)	517,454	517,454
Secoo Holding Limited | Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares issued	29,272,306	29,272,306
Ordinary shares outstanding	28,754,852	28,754,852
Secoo Holding Limited | Class B ordinary shares
Issuance of Common Stock
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	6,571,429	6,571,429
Ordinary shares outstanding	6,571,429	6,571,429